CONVERTIBLE DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about convertible debentures [Table Text Block]
	December 31, 2017	December 31, 2016
2016 Debentures (a)	$90,742,373	$70,811,801
2017 Debentures (b)	80,627,593	-
Convertible Debentures	$171,369,966	$70,811,801

2016 Debentures [Member]
Statement [Line Items]
Disclosure of detailed information about convertible debentures, fair value and interest components [Table Text Block]
	December 31, 2017	December 31, 2016
Fair value of 2016 Debentures, beginning of period	$70,811,801	$74,123,520
Fair value adjustment to December 31, 2017	19,930,572	(3,311,719)
Interest payable	350,900	369,243
2016 Debentures and interest payable	91,093,273	$71,181,044
Less: interest payable included in accounts payable & accrued liabilities	(350,900)	(369,243)
2016 Debentures	$90,742,373	$70,811,801

Disclosure of detailed information about convertible debentures, valuation assumptions [Table Text Block]
	December 31, 2017	December 31, 2016
Volatility	39.00%	40.00%
Expected life in years	4.56 years	4.44 years
Risk free interest rate	2.23%	1.91%
Expected dividend yield	0%	0%
Credit spread	25.35%	26.44%
Underlying share price of the Company	$3.21	$2.33
Conversion exercise price	US$2.3261	US$2.3261
Exchange rate (C$:US$)	$0.7971	$0.7448

2017 Debentures [Member]
Statement [Line Items]
Disclosure of detailed information about convertible debentures, fair value and interest components [Table Text Block]
December 31, 2017
Fair value of 2017 Debentures on issuance	$73,035,180
Fair value adjustment to December 31, 2017	7,592,413
Interest payable	350,900
2017 Debentures and interest payable	80,978,493
Less: interest payable included in accounts payable & accrued liabilities	(350,900)
2017 Debentures	$80,627,593

Disclosure of detailed information about convertible debentures, valuation assumptions [Table Text Block]
	December 31, 2017	July 21, 2017
Volatility	39.00%	38.00%
Expected life in years	4.56 years	5.00 years
Risk free interest rate	2.23%	1.88%
Expected dividend yield	0%	0%
Credit spread	25.35%	25.35%
Underlying share price of the Company	$3.21	$3.04
Conversion exercise price	US$2.6919	US$2.6919
Exchange rate (C$:US$)	$0.7971	$0.7969